First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.4%
	Aerospace & Defense – 2.0%
14,000	Boeing (The) Co. (a)	$2,313,640
11,000	Lockheed Martin Corp. (a)	4,216,080
		6,529,720
	Automobiles – 1.0%
110,000	General Motors Co.	3,254,900
	Banks – 4.8%
100,000	JPMorgan Chase & Co. (a)	9,627,000
200,000	KeyCorp (a)	2,386,000
100,000	Truist Financial Corp. (a)	3,805,000
		15,818,000
	Beverages – 2.7%
107,000	Coca-Cola (The) Co.	5,282,590
18,500	Constellation Brands, Inc., Class A	3,505,935
		8,788,525
	Capital Markets – 0.8%
52,500	Morgan Stanley (a)	2,538,375
	Chemicals – 1.1%
15,000	Linde PLC (a)	3,571,950
	Communications Equipment – 1.4%
117,500	Cisco Systems, Inc. (a)	4,628,325
	Diversified Telecommunication Services – 2.8%
215,000	AT&T, Inc.	6,129,650
50,000	Verizon Communications, Inc. (a)	2,974,500
		9,104,150
	Electric Utilities – 2.2%
100,000	Exelon Corp.	3,576,000
135,000	PPL Corp. (a)	3,673,350
		7,249,350
	Electronic Equipment, Instruments & Components – 1.0%
35,000	Keysight Technologies, Inc. (b)	3,457,300
	Entertainment – 4.7%
71,500	Activision Blizzard, Inc. (a)	5,787,925
90,000	Cinemark Holdings, Inc. (a)	900,000
157,500	Lions Gate Entertainment Corp., Class B (a) (b)	1,373,400
18,000	Take-Two Interactive Software, Inc. (b)	2,973,960
35,000	Walt Disney (The) Co. (a)	4,342,800
		15,378,085
	Food & Staples Retailing – 1.9%
17,500	Costco Wholesale Corp.	6,212,500
	Food Products – 0.8%
45,000	Mondelez International, Inc., Class A (a)	2,585,250
	Health Care Equipment & Supplies – 1.5%
23,000	Danaher Corp. (a)	4,952,590
	Health Care Providers & Services – 2.7%
29,000	UnitedHealth Group, Inc. (a)	9,041,330

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure – 2.3%
85,000	Carnival Corp.	$1,290,300
47,500	Las Vegas Sands Corp.	2,216,350
52,000	Restaurant Brands International, Inc. (a)	2,990,520
47,500	Six Flags Entertainment Corp. (a)	964,250
		7,461,420
	Industrial Conglomerates – 1.7%
35,000	Honeywell International, Inc. (a)	5,761,350
	Insurance – 2.9%
50,000	Arthur J. Gallagher & Co.	5,279,000
37,000	Chubb, Ltd. (a)	4,296,440
		9,575,440
	Interactive Media & Services – 3.1%
4,500	Alphabet, Inc., Class C (b)	6,613,200
14,000	Facebook, Inc., Class A (b)	3,666,600
		10,279,800
	Internet & Direct Marketing Retail – 1.6%
17,500	Alibaba Group Holding Ltd., ADR (b)	5,144,650
	IT Services – 4.3%
21,000	Mastercard, Inc., Class A	7,101,570
35,000	PayPal Holdings, Inc. (a) (b)	6,896,050
		13,997,620
	Life Sciences Tools & Services – 2.8%
21,000	Thermo Fisher Scientific, Inc. (a)	9,271,920
	Machinery – 2.1%
22,000	Caterpillar, Inc. (a)	3,281,300
22,000	Stanley Black & Decker, Inc. (a)	3,568,400
		6,849,700
	Media – 0.3%
39,000	ViacomCBS, Inc., Class B	1,092,390
	Oil, Gas & Consumable Fuels – 2.4%
120,000	BP PLC, ADR (a)	2,095,200
70,000	Hess Corp.	2,865,100
58,500	Occidental Petroleum Corp.	585,585
26,500	Pioneer Natural Resources Co. (a)	2,278,735
		7,824,620
	Pharmaceuticals – 6.5%
80,000	Bristol-Myers Squibb Co. (a)	4,823,200
102,000	Merck & Co., Inc. (a)	8,460,900
48,000	Zoetis, Inc. (a)	7,937,760
		21,221,860
	Road & Rail – 1.2%
52,000	CSX Corp. (a)	4,038,840
	Semiconductors & Semiconductor Equipment – 6.3%
137,000	Intel Corp.	7,093,860
76,500	Micron Technology, Inc. (a) (b)	3,592,440
18,500	NVIDIA Corp. (a)	10,012,570
		20,698,870

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software – 11.5%
15,000	Adobe, Inc. (a) (b)	$7,356,450
129,000	Microsoft Corp. (a)	27,132,570
14,500	Synopsys, Inc. (a) (b)	3,102,710
		37,591,730
	Specialty Retail – 3.7%
25,500	Burlington Stores, Inc. (b)	5,255,295
41,000	Lowe’s Cos., Inc. (a)	6,800,260
		12,055,555
	Technology Hardware, Storage & Peripherals – 7.2%
204,000	Apple, Inc. (a)	23,625,240
	Textiles, Apparel & Luxury Goods – 2.2%
57,000	NIKE, Inc., Class B (a)	7,155,780
	Water Utilities – 0.9%
20,000	American Water Works Co., Inc.	2,897,600
	Total Common Stocks	309,654,735
	(Cost $241,967,411)
REAL ESTATE INVESTMENT TRUSTS – 3.4%
	Equity Real Estate Investment Trusts – 3.4%
34,000	Crown Castle International Corp. (a)	5,661,000
102,000	Healthcare Trust of America, Inc., Class A	2,652,000
43,000	Lamar Advertising Co., Class A	2,845,310
	Total Real Estate Investment Trusts	11,158,310
	(Cost $9,477,411)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 0.9%
	Capital Markets – 0.9%
215,000	Ares Capital Corp. (a)	2,999,250
	(Cost $3,728,891)
WARRANTS – 0.0%
	Oil, Gas & Consumable Fuels – 0.0%
7,312	Occidental Petroleum Corp., expiring 08/03/2027	21,936
	(Cost $36,195)

Shares	Description	Stated Rate	Stated Maturity	Value
$100 PAR PREFERRED SECURITIES – 0.8%
	Health Care Equipment & Supplies – 0.8%
22,500	Boston Scientific Corp., Series A	5.50%	06/01/23	2,517,075
	(Cost $2,579,715)

Total Investments – 99.5%	326,351,306
(Cost $257,789,623) (c)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.1)%
(150)	Activision Blizzard, Inc.	$(1,214,250)	$87.50	Oct 2020	(5,100)
(30)	Adobe, Inc.	(1,471,290)	525.00	Oct 2020	(11,850)
(40)	Alibaba Group Holding Ltd.	(1,175,920)	310.00	Oct 2020	(21,200)
(300)	Carnival Corp.	(455,400)	19.00	Oct 2020	(5,400)
(50)	Caterpillar, Inc.	(745,750)	165.00	Oct 2020	(1,000)

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
(40)	Constellation Brands, Inc., Class A	$(758,040)	$205.00	Oct 2020	$(4,800)
(45)	Costco Wholesale Corp.	(1,597,500)	365.00	Oct 2020	(11,475)
(300)	General Motors Co.	(887,700)	35.00	Oct 2020	(2,100)
(550)	General Motors Co.	(1,627,450)	40.00	Oct 2020	(1,100)
(150)	Lamar Advertising Co., Class A	(992,550)	77.50	Oct 2020	(13,500)
(150)	Micron Technology, Inc.	(704,400)	56.00	Oct 2020	(1,500)
(120)	NIKE, Inc., Class B	(1,506,480)	130.00	Oct 2020	(13,800)
(45)	NVIDIA Corp.	(2,435,490)	590.00	Oct 2020	(26,100)
(150)	S&P 500® Index (d)	(50,445,000)	3,525.00	Oct 2020	(136,500)
(125)	S&P 500® Index (d)	(42,037,500)	3,550.00	Oct 2020	(65,625)
(250)	S&P 500® Index (d)	(84,075,000)	3,575.00	Oct 2020	(82,500)
(45)	Take-Two Interactive Software, Inc.	(743,490)	175.00	Oct 2020	(6,300)
(45)	Thermo Fisher Scientific, Inc.	(1,986,840)	450.00	Oct 2020	(28,575)
	Total Call Options Written				(438,425)
	(Premiums received $767,916)

Net Other Assets and Liabilities – 0.6%	1,967,756
Net Assets – 100.0%	$327,880,637

(a)	All or a portion of these securities are pledged to cover index call options written.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $98,601,862 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $29,710,688. The net unrealized appreciation was $68,891,174. The amounts presented are inclusive of derivative contracts.
(d)	Call options on securities indices were written on a portion of the common stock positions that were not used to cover call options written on individual equity securities held in the Fund’s portfolio.

ADR	American Depositary Receipt

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows:
ASSETS TABLE
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 309,654,735	$ 309,654,735	$ —	$ —
Real Estate Investment Trusts*	11,158,310	11,158,310	—	—
Common Stocks - Business Development Companies*	2,999,250	2,999,250	—	—
Warrants*	21,936	21,936	—	—
$100 Par Preferred Securities*	2,517,075	2,517,075	—	—
Total Investments	$ 326,351,306	$ 326,351,306	$—	$—
LIABILITIES TABLE
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (438,425)	$ (424,925)	$ (13,500)	$ —

*	See Portfolio of Investments for industry breakout.